THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
COMMON STOCKS (92.3%)
BASIC INDUSTRIES (6.3%)
AGRICULTURE (0.7%)
Dekalb Genetics Corp. Class B.....................        109,000  $   4,891,375
                                                                   -------------
CHEMICALS (1.7%)
Albemarle Corp....................................        213,300      3,919,388
Applied Extrusion Technologies, Inc. (a)..........         10,900        138,975
Wellman, Inc......................................        322,500      8,264,063
                                                                   -------------
                                                                      12,322,426
                                                                   -------------
METALS & MINING (3.6%)
Allegheny Ludlum Corp.............................        427,800      7,967,775
Commercial Metals Co..............................        216,500      5,087,750
Freeport McMoRan Copper & Gold Inc. Class A.......         90,800      2,451,600
J&L Specialty Steel, Inc..........................         16,400        270,600
Kaiser Aluminum Corp. (a).........................        172,286      2,498,147
Maverick Tube Corp. (a)...........................        128,400        818,550
Minera Rayrock, Inc. *(a).........................        696,600        769,157
Oregon Steel Mills, Inc...........................        107,300      1,475,375
Schnitzer Steel Industries, Inc. Class A..........          6,500        192,563
Steel Technologies, Inc...........................        416,700      3,646,125
                                                                   -------------
                                                                      25,177,642
                                                                   -------------
PAPER & FOREST PRODUCTS (0.3%)
Glatfelter (P.H.) Co..............................        128,800      2,463,300
                                                                   -------------
Total Basic Industries............................                    44,854,743
                                                                   -------------
CONSUMER GOODS & SERVICES (17.3%)
AUTOMOTIVE SUPPLIES (0.9%)
Excel Industries, Inc.............................        199,500      2,443,875
Simpson Industries, Inc...........................        408,900      3,884,550
                                                                   -------------
                                                                       6,328,425
                                                                   -------------
BEVERAGES, FOOD, SOAP & TOBACCO (1.8%)
Adolph Coors Co. Class B..........................        110,000      2,241,250
Bush Boake Allen, Inc. (a)........................         55,000      1,691,250
Dreyer's Grand Ice Cream, Inc.....................         29,000        957,000
Eskimo Pie Corp...................................         39,400        738,750

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
CONSUMER GOODS & SERVICES (CONTINUED)
Nabisco Holdings Corp. Class A....................         84,600  $   2,389,950
Riviana Foods Inc.................................         77,000        981,750
Sanfilippo, John B. and Son Inc. (a)..............         12,000        108,000
Universal Foods Corp..............................        102,300      3,567,713
                                                                   -------------
                                                                      12,675,663
                                                                   -------------
ENTERTAINMENT, LEISURE & MEDIA (3.2%)
Boyd Gaming Corp. (a).............................        274,400      3,292,800
Carmike Cinemas, Inc. (a).........................          6,100        149,450
Comcast UK Cable Partners Ltd.* (a)...............         71,400        910,350
Heritage Media Corp. Class A(a)...................         72,800      1,901,900
IMAX Corp. (a)....................................         94,100      2,217,231
K-III Communications Corp. (a)....................        100,000      1,175,000
Nelson Thomas, Inc................................         33,000        536,250
Paging Network, Inc. (a)..........................        324,600      7,262,925
People's Choice TV Corp. (a)......................         42,000        897,750
Pixar, Inc. (a)...................................          7,100        290,213
Sports Club Company, Inc. (a).....................         51,200        185,600
Starbucks Corp. (a)...............................         25,400      1,073,150
Telewest Communications PLC (ADR) (a).............         54,000      1,370,250
Videotron Holdings PLC (ADR) (a)..................         69,000      1,017,750
                                                                   -------------
                                                                      22,280,619
                                                                   -------------
HOME CONSTRUCTION (0.6%)
Bush Industries, Inc..............................         50,600        847,550
D.R. Horton, Inc..................................        301,815      3,055,875
                                                                   -------------
                                                                       3,903,425
                                                                   -------------
MERCHANDISING (4.3%)
Borders Group Inc. (a)............................         94,500      1,665,563
Catherines Stores Corp. (a).......................        151,900      1,243,681
Dollar General Corp...............................         82,300      2,232,388
Fastenal Co.......................................         22,900        948,919
First Brands Corp.................................         31,200      1,427,400
Garden Ridge Corp. (a)............................         30,700      1,147,413
Hannaford Brothers Co.............................         39,200        940,800
Kohls Corp. (a)...................................         37,400      2,019,600
Leslie's Poolmart (a).............................         58,000        812,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
CONSUMER GOODS & SERVICES (CONTINUED)
Neostar Retail Group, Inc. (a)....................         25,400  $     268,288
Nine West Group, Inc. (a).........................         46,500      2,063,438
Office Depot Inc. (a).............................         37,600        921,200
One Price Clothing Stores, Inc. (a)...............        294,700      1,215,638
Penn Traffic Co. (a)..............................        125,800      1,635,400
Sam & Libby, Inc. (a).............................            914          1,114
Scott Paper Ltd.*.................................         55,300      1,002,402
Stop and Shop Companies, Inc. (a).................         39,000        823,875
TJX Companies, Inc................................        424,800      7,062,300
Trans World Entertainment (a).....................         94,400        247,800
Urban Outfitters, Inc. (a)........................         44,900      1,015,863
Vons Companies Inc. (a)...........................         60,800      1,611,200
                                                                   -------------
                                                                      30,306,282
                                                                   -------------
MISCELLANEOUS (2.5%)
Aaron Rents, Inc..................................         19,900        353,225
Chaus (Bernard), Inc. (a).........................        154,600        560,425
DeVRY, Inc. (a)...................................        116,000      3,088,500
FlightSafety International, Inc...................         21,100      1,107,750
Fruit of the Loom, Inc. Class A (a)...............        109,900      2,129,313
Gucci Group (a)...................................         34,500      1,190,250
Holson Burnes Group, Inc. (a).....................        100,000        375,000
Johnson Worldwide Associates, Inc. (a)............         82,800      1,873,350
Oakley, Inc. (a)..................................         15,600        499,200
Safety 1st, Inc. (a)..............................        141,300      2,826,000
SCP Pool Corp. (a)................................         27,900        285,975
St. John Knits, Inc...............................         14,600        684,375
Warnaco Group, Inc. Class A.......................         69,000      1,742,250
Wolverine World Wide, Inc.........................         22,100        696,150
                                                                   -------------
                                                                      17,411,763
                                                                   -------------
PERSONAL SECURITY (1.9%)
ADT Ltd. (a)......................................        796,000     11,144,000
Pinkerton's, Inc. (a).............................        124,500      2,490,000
                                                                   -------------
                                                                      13,634,000
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
CONSUMER GOODS & SERVICES (CONTINUED)
PERSONAL SERVICES (1.3%)
Equity Corp. International (a)....................         32,000  $     624,000
Service Corp. International.......................        210,600      8,555,625
                                                                   -------------
                                                                       9,179,625
                                                                   -------------
RESTAURANTS & HOTELS (0.8%)
Doubletree Corp. (a)..............................         27,900        589,388
Players International, Inc. (a)...................         67,200        886,200
Royal Caribbean Cruises Ltd.*.....................        146,100      3,542,925
Sbarro, Inc.......................................         32,000        716,000
                                                                   -------------
                                                                       5,734,513
                                                                   -------------
Total Consumer Goods & Services...................                   121,454,315
                                                                   -------------
ENERGY (4.3%)
OIL & GAS PRODUCTION (3.5%)
Anadarko Petroleum Corp...........................         62,500      3,007,812
Devon Energy Corp.................................        130,700      3,153,138
Noble Affiliates, Inc.............................         38,900      1,055,163
Oryx Energy Co. (a)...............................        403,000      5,289,375
Pogo Producing Co.................................         67,800      1,559,400
Tejas Power Corp. Class A (a).....................         62,000        496,000
Tesoro Petroleum Corp. (a)........................         52,900        443,038
Texas Meridian Resources Corp. (a)................         99,300      1,228,838
TransCanada Pipelines Ltd.........................        427,100      5,765,850
Vintage Petroleum, Inc............................        146,200      2,997,100
                                                                   -------------
                                                                      24,995,714
                                                                   -------------
OIL-SERVICES (0.8%)
Camco International, Inc..........................          2,100         49,476
Dreco Energy Services Ltd. Class A (a)............        111,700      1,675,500
Noble Drilling Corp. (a)..........................        335,400      2,473,575
Oceaneering International, Inc. (a)...............        117,700      1,147,575
                                                                   -------------
                                                                       5,346,126
                                                                   -------------
Total Energy......................................                    30,341,840
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
FINANCE (18.4%)
BANKING (8.3%)
Banknorth Group, Inc..............................         65,600  $   2,222,200
Bay View Capital Corp.............................         57,000      1,613,812
Charter One Financial Inc.........................        139,400      4,443,375
Cole Taylor Financial Group, Inc..................         34,900        946,663
Colonial Bancgroup, Inc. Class A..................         75,700      2,223,688
Commerce Bancorp, Inc.............................         62,000      1,387,250
Community First Bankshares, Inc...................         66,000      1,369,500
First Commerce Corp...............................        186,900      6,027,525
Firstar Corp......................................        158,700      6,506,700
FirstFed Financial Corp. (a)......................         64,500        991,688
GBC Bancorp.......................................         70,700      1,219,575
HUBCO, Inc........................................         63,700      1,262,056
Integra Financial Corp............................         32,800      2,029,500
Irwin Financial Corp..............................         19,700        770,763
Mark Twain Bancshares, Inc........................         32,000      1,196,000
National Commerce Bancorp.........................         97,200      2,539,350
Northern Trust Corp...............................         31,700      1,652,363
Pinnacle Financial Services, Inc..................         22,700        408,600
Roosevelt Financial Group, Inc....................        180,200      3,040,875
Silicon Valley Bancshares (a).....................         52,200      1,161,450
Southern National Corp............................        232,000      6,090,000
Sterling Bancshares, Inc..........................         52,650        908,213
Trustco Bank Corp. of New York....................         73,044      1,588,707
Westamerica Bancorporation........................         74,200      3,032,925
Wilmington Trust Corp.............................        127,100      4,059,256
                                                                   -------------
                                                                      58,692,034
                                                                   -------------
FINANCIAL SERVICES (0.7%)
Donaldson, Lufkin & Jenrette, Inc. (a)............         17,100        568,575
Litchfield Financial Corp.........................         38,800        526,225
Payco American Corp. (a)..........................         78,000        663,000
Southwest Securities Group, Inc...................        105,700      1,083,425
SPS Transaction Services, Inc. (a)................         62,400      1,723,800
WFS Financial, Inc. (a)...........................         14,300        232,375
                                                                   -------------
                                                                       4,797,400
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
FINANCE (CONTINUED)
INSURANCE (4.5%)
AMBAC Inc.........................................        102,000  $   4,500,750
Capital Re Corp...................................        337,500     10,125,000
First Colony Corp.................................        112,400      2,922,400
Fremont General Corp..............................         55,200      1,904,400
Mid Ocean Limited*................................         39,300      1,463,925
MMI Companies, Inc................................        207,600      4,878,600
Partner Re Limited*...............................        128,900      3,391,681
RenaissanceRe Holdings Ltd. (a)...................         61,100      1,672,613
USF&G Corp........................................         68,000      1,173,000
                                                                   -------------
                                                                      32,032,369
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (4.9%)
Associated Estates Realty Corp....................         46,200        889,350
Bay Apartment Communities, Inc....................         31,100        676,425
Cali Realty Corp..................................         71,900      1,420,025
Capstone Capital Trust Inc........................         83,100      1,537,350
CenterPoint Properties Corp.......................         49,900      1,110,275
Chelsea GCA Realty, Inc...........................         55,700      1,552,638
Colonial Properties Trust.........................         43,400      1,068,725
Developers Diversified Realty Corp................         64,500      1,822,125
Gables Residential Trust..........................         24,200        532,400
Health & Retirement Property Trust................        132,400      2,151,500
Healthcare Realty Trust, Inc......................        145,400      3,017,050
Home Properties of New York, Inc..................         52,500        885,937
Hospitality Properties Trust......................         26,500        692,312
Liberty Property Trust............................         63,100      1,230,450
MerryLand & Investment Company, Inc...............         39,500        873,937
ROC Communities, Inc..............................         94,000      2,103,250
Security Capital Industrial Trust.................        100,600      1,672,475
Security Capital Pacific Trust....................        174,700      3,362,975
Sovran Self Storage, Inc..........................         43,900      1,092,012
Starwood Lodging Trust............................         60,100      1,660,262
Storage Trust Realty..............................         71,900      1,446,987
Summit Properties, Inc............................         38,900        739,100
Sun Commodities, Inc..............................         31,700        792,500
Vornado Realty Trust..............................         35,100      1,246,050

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
FINANCE (CONTINUED)
Wellsford Residential Property Trust..............         44,500  $     928,937
                                                                   -------------
                                                                      34,505,047
                                                                   -------------
Total Finance.....................................                   130,026,850
                                                                   -------------
HEALTHCARE (10.0%)
BIOTECHNOLOGY (3.3%)
Allergan, Inc.....................................         45,900      1,422,900
Athena Neurosciences, Inc. (a)....................        129,800      1,184,425
GeneMedicine, Inc. (a)............................         68,100        449,034
Genzyme Corp. (a).................................         26,100      1,709,550
Human Genome Sciences, Inc. (a)...................         28,600        772,200
Incyte Pharmaceuticals, Inc. (a)..................         88,700      1,574,425
IVAX Corp.........................................         52,700      1,403,138
Myriad Genetics, Inc. (a).........................         14,600        456,250
Neurogen Corp. (a)................................         45,800        950,350
Norland Medical Systems (a).......................         10,800        230,850
North American Biologicals, Inc. (a)..............        197,565      1,876,867
Northfield Laboratories, Inc. (a).................         12,300        202,950
Oncor, Inc. (a)...................................        142,400        836,600
Perseptive Biosystems, Inc. (a)...................        359,600      3,371,250
SangStat Medical Corp. (a)........................        104,300        814,844
Sequana Therapeutics, Inc. (a)....................         66,300        770,738
Somatogen, Inc. (a)...............................         90,100      1,238,875
Targeted Genetics Corp. (a).......................        108,400        562,325
Vertex Pharmaceuticals, Inc. (a)..................        101,500      2,061,719
Vical, Inc. (a)...................................        124,800      1,162,200
                                                                   -------------
                                                                      23,051,490
                                                                   -------------
HEALTH SERVICES (4.9%)
Advocat, Inc. (a).................................        156,300      1,621,612
American Oncology Resources, Inc. (a).............         34,100      1,227,600
Apria Healthcare Group, Inc. (a)..................        179,500      5,452,312
Caremark International, Inc.......................         50,000        981,250
Enterprise Systems, Inc. (a)......................          6,700        210,213
HCIA, Inc. (a)....................................         19,900        897,987
Health Care & Retirement Corp. (a)................        173,600      5,815,600
Health Management Associates, Inc. Class A (a)....        243,350      6,448,775

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
HEALTHCARE (CONTINUED)
Mariner Health Group, Inc. (a)....................        253,000  $   3,368,063
Owens & Minor, Inc. Holding Co....................        243,200      3,161,600
Physician Sales & Services, Inc. (a)..............         35,500        678,937
Sierra Health Services, Inc. (a)..................         24,200        792,550
Sterling House Corp. (a)..........................         10,900        121,263
Summit Care Corp. (a).............................        147,000      3,307,500
Total Renal Care Holdings, Inc. (a)...............         22,000        591,250
Vivra, Inc. (a)...................................          3,800         86,450
                                                                   -------------
                                                                      34,762,962
                                                                   -------------
HOSPITAL SUPPLIES (1.8%)
CellPro, Inc. (a).................................        203,000      2,537,500
Fresenius USA, Inc. (a)...........................        241,900      4,172,775
InStent, Inc. (a).................................         62,400        998,400
KeraVision, Inc. (a)..............................        109,300      1,222,794
Metra Biosystems, Inc. (a)........................         52,300      1,098,300
Research Industries Corp. (a).....................         26,100        721,012
Summit Medical Systems (a)........................          4,700        105,456
Vital Signs, Inc..................................        102,700      2,066,837
                                                                   -------------
                                                                      12,923,074
                                                                   -------------
Total Healthcare..................................                    70,737,526
                                                                   -------------
INDUSTRIAL PRODUCTS & SERVICES (11.0%)
CAPITAL GOODS (0.3%)
Gardner Denver Machinery, Inc. (a)................        147,100      2,427,150
                                                                   -------------
COMMERCIAL SERVICES (2.0%)
Advo, Inc.........................................         80,700      2,138,550
Banta Corp........................................        139,800      6,081,300
Consolidated Graphics, Inc. (a)...................        121,100      2,936,675
Emmis Broadcasting Corp. Class A (a)..............         22,000        594,000
Leasing Solutions, Inc. (a).......................         22,800        360,525
Measurex Corp.....................................         22,400        627,200
Robert Half International, Inc. (a)...............         34,700      1,392,337
                                                                   -------------
                                                                      14,130,587
                                                                   -------------
DIVERSIFIED MANUFACTURING (3.2%)
Apogee Enterprises, Inc...........................         43,200        642,600

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
INDUSTRIAL PRODUCTS & SERVICES (CONTINUED)
Brady (WH) Co., Class A Non-Voting................         56,400  $   4,314,600
Collins & Aikman Corp. (a)........................        160,200      1,021,275
Greenfield Industries, Inc........................         33,800      1,043,575
Kaydon Corp.......................................        130,327      3,877,228
Kuhlman Corp......................................         44,600        512,900
Libbey, Inc.......................................         73,300      1,658,412
PACCAR, Inc.......................................        103,500      4,554,000
Regal-Beloit Corp.................................         21,600        475,200
Trinova Corp......................................         27,300        839,475
USG Corp. (a).....................................         81,100      2,382,313
Whittaker Corp. (a)...............................         35,300        626,575
Worldtex, Inc. (a)................................         52,000        292,500
Zoltek Companies, Inc. (a)........................         22,100        310,781
                                                                   -------------
                                                                      22,551,434
                                                                   -------------
ELECTRICAL EQUIPMENT (0.8%)
Charter Power Systems, Inc........................         24,200        595,925
Encore Wire Corp. (a).............................         76,200        790,575
Grainger (W.W.), Inc..............................         54,900      3,671,437
Integrated Device Technology, Inc. (a)............         35,600        602,975
                                                                   -------------
                                                                       5,660,912
                                                                   -------------
MACHINERY (3.3%)
Applied Power, Inc. Class A.......................        145,600      4,750,200
Black & Decker Corp...............................        280,500     10,483,688
Briggs & Stratton Corp............................         16,000        666,000
Coltec Industries, Inc. (a).......................        325,500      3,580,500
Intermet Corp. (a)................................        319,700      3,856,381
                                                                   -------------
                                                                      23,336,769
                                                                   -------------
POLLUTION CONTROL (1.4%)
Dames & Moore, Inc................................        426,000      5,591,250
Mid-American Waste Systems, Inc. (a)..............        225,400        901,600
Sevenson Environmental Services, Inc..............         34,300        604,538
Tetra Technologies, Inc. (a)......................        164,700      2,717,550
                                                                   -------------
                                                                       9,814,938
                                                                   -------------
Total Industrial Products & Services..............                    77,921,790
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
TECHNOLOGY (17.3%)
AEROSPACE (0.8%)
Orbital Sciences Corp. (a)........................        156,600  $   2,466,450
Rohr Industries, Inc. (a).........................        230,500      3,371,062
                                                                   -------------
                                                                       5,837,512
                                                                   -------------
COMPUTER-PERIPHERALS (2.6%)
Alantec Corporation (a)...........................         73,500      3,031,875
Boca Research, Inc. (a)...........................         41,300      1,197,700
FEI Co. (a).......................................         59,200        677,100
Mylex Corp. (a)...................................         60,700      1,145,713
Network Appliance, Inc. (a).......................         12,200        371,337
Planar Systems, Inc. (a)..........................        191,000      2,960,500
Quantum Corp. (a).................................        144,100      2,692,868
Read-Rite Corp. (a)...............................        221,500      6,063,562
                                                                   -------------
                                                                      18,140,655
                                                                   -------------
COMPUTER-SOFTWARE (4.8%)
Arbor Software Corporation (a)....................          3,500        150,500
Astea International, Inc. (a).....................          6,300        130,725
Autodesk, Inc.....................................         76,700      2,713,262
Avid Technology, Inc. (a).........................        161,100      6,383,587
BMC Software, Inc. (a)............................         37,200      1,576,350
Checkfree Corp. (a)...............................         23,300        583,956
Clarify, Inc. (a).................................          5,500        153,313
CyCare Systems, Inc. (a)..........................          1,900         53,200
DST Systems, Inc. (a).............................         31,800        918,225
Fractal Design Corp. (a)..........................          5,400         78,300
Inso Corp. (a)....................................         36,500      1,469,125
Logic Works, Inc. (a).............................         21,100        305,950
Microtec Research, Inc. (a).......................         55,400        754,825
On Technology Corp. (a)...........................         22,100        325,975
Phoenix Technologies Ltd. (a).....................        101,000      1,237,250
Pinnacle Systems, Inc. (a)........................         49,500      1,621,125
Policy Management Systems Corp. (a)...............         62,900      2,814,775
Quarterdeck Corp. (a).............................         39,400      1,260,800
Rational Software Corp. (a).......................        150,500      2,643,156
Sybase, Inc. (a)..................................         43,400      1,527,138
Symantec Corp. (a)................................        191,000      5,073,438

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
TECHNOLOGY (CONTINUED)
SYNC Research, Inc. (a)...........................          5,000  $     252,500
Vantive Corp. (a).................................         40,800      1,030,200
Verity, Inc. (a)..................................         25,700      1,278,575
                                                                   -------------
                                                                      34,336,250
                                                                   -------------
ELECTRONICS (1.5%)
Amphenol Corp. (a)................................         40,300        906,750
Dynamics Corp. of America.........................         20,200        469,650
General Signal Corp...............................        113,600      3,663,600
Input/Output, Inc. (a)............................         32,900      1,517,513
Nimbus CD International, Inc. (a).................        111,700        984,356
Symbol Technologies, Inc. (a).....................         56,700      2,182,950
Vishay Intertechnology, Inc. (a)..................         27,900        976,500
                                                                   -------------
                                                                      10,701,319
                                                                   -------------
INFORMATION PROCESSING (0.2%)
IDX Systems Corp. (a).............................          9,700        263,719
Network Computing Devices, Inc. (a)...............        136,500      1,151,719
                                                                   -------------
                                                                       1,415,438
                                                                   -------------
SEMICONDUCTORS (2.1%)
Advanced Technology Materials, Inc. (a)...........        176,400      1,819,125
Asyst Technologies, Inc. (a)......................         21,300        934,537
Brooktree Corp. (a)...............................        162,700      2,084,593
Cooper & Chyan Technology, Inc. (a)...............          3,500         47,906
Credence Systems Corp. (a)........................         49,800      1,490,887
Mentor Graphics Corp. (a).........................         81,200      1,629,075
Micrel, Inc. (a)..................................        188,500      3,180,937
Micrion Corp. (a).................................         70,300        834,812
Microchip Technology, Inc. (a)....................         30,400      1,223,600
SDL, Inc. (a).....................................         82,300      1,810,600
                                                                   -------------
                                                                      15,056,072
                                                                   -------------
TELECOMMUNICATIONS-EQUIPMENT (5.3%)
Andrew Corp. (a)..................................         17,000        737,375
Applied Digital Access, Inc. (a)..................        153,900      1,846,800
BroadBand Technologies, Inc. (a)..................         40,000        695,000
Ceridian Corp. (a)................................         26,000      1,092,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
TECHNOLOGY (CONTINUED)
Comdial Corp. (a).................................        199,100  $   2,065,662
Digital Microwave Corp. (a).......................         11,000        134,750
EchoStar Communications Corp. Class A (a).........         14,200        216,550
Harris Corp.......................................        103,100      5,941,137
Heartland Wireless Communications, Inc. (a).......         58,400      1,635,200
International Cabletel, Inc. (a)..................         40,000      1,035,000
Metrocall, Inc. (a)...............................         40,000        970,000
MFS Communications Co. (a)........................            263         12,086
MFS Communications Co. (Depository Shares) (a)....         15,100        643,638
Mobilemedia Corp. (a).............................        106,000      2,729,500
Network General Corp. (a).........................         81,500      3,428,093
Scientific-Atlanta, Inc...........................        435,300      6,910,387
Security Dynamics Technologies, Inc. (a)..........         57,400      2,848,475
Spectrian Corp. (a)...............................         46,100      1,089,112
TelCom Semiconductor, Inc. (a)....................         51,100        421,575
Wireless One, Inc. (a)............................         23,000        359,375
XcelleNet, Inc. (a)...............................        134,900      2,546,237
                                                                   -------------
                                                                      37,357,952
                                                                   -------------
Total Technology..................................                   122,845,198
                                                                   -------------
TRANSPORTATION (2.0%)
AIRLINES (1.2%)
Mesa Airlines, Inc. (a)...........................        934,500      8,527,312
                                                                   -------------
TRUCKING & FREIGHT CARRIERS (0.8%)
American Freightways Corp. (a)....................         38,500        529,375
Heartland Express, Inc. (a).......................         31,900        957,000
USA Truck, Inc. (a)...............................         31,400        351,287
Werner Enterprises, Inc...........................        179,300      3,787,713
                                                                   -------------
                                                                       5,625,375
                                                                   -------------
Total Transportation..............................                    14,152,687
                                                                   -------------
UTILITIES (5.8%)
ELECTRIC (3.4%)
California Energy Co., Inc. (a)...................         86,800      1,670,900
Central Hudson Gas & Electric Corp................        160,500      4,875,188
Central Louisiana Electric........................         57,700      1,478,563

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -------------  -------------
UTILITIES (CONTINUED)
Illinova Corp.....................................         50,100  $   1,421,588
Maine Public Service Co...........................         38,100        800,100
Pinnacle West Capital Corp........................        172,600      4,703,350
Potomac Electric Power Co.........................        117,100      2,868,950
Washington Water Power Co.........................        259,300      4,570,163
Western Resource, Inc.............................         50,200      1,662,875
                                                                   -------------
                                                                      24,051,677
                                                                   -------------
NATURAL GAS (1.2%)
Atlanta Gas Light Co..............................         40,300      1,541,475
Brooklyn Union Gas Co.............................         83,100      2,347,575
El Paso Natural Gas Co............................         32,900      1,011,675
Providence Energy Corp............................         86,300      1,413,163
United Cities Gas Co..............................        109,100      1,827,425
                                                                   -------------
                                                                       8,141,313
                                                                   -------------
WATER (1.2%)
American Water Works Inc..........................        149,100      4,789,837
Aquarion Co.......................................         25,600        598,400
E'Town Corp.......................................         36,600      1,075,125
SJW Corp..........................................          9,600        333,600
Southern California Water Co......................         80,500      1,519,437
                                                                   -------------
                                                                       8,316,399
                                                                   -------------
Total Utilities...................................                    40,509,389
                                                                   -------------
TOTAL COMMON STOCKS
  (COST $593,534,907).............................                   652,844,338
                                                                   -------------
CONVERTIBLE PREFERRED STOCK (0.0+%)
TECHNOLOGY - ELECTRONICS (0.0+%)
Comptronix Corp., Series A........................             13             43
                                                                   -------------
TOTAL CONVERTIBLE PREFERRED STOCK
  (COST $20)......................................                            43
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                       -------------  ------------
CORPORATE OBLIGATION (0.3%)
Boston Chicken, Inc., 4.50% due 02/01/04, callable
  02/01/96...........................................  $   1,782,000  $  2,227,500
                                                                      ------------
TOTAL CORPORATE OBLIGATION
  (COST $1,537,687)..................................                    2,227,500
                                                                      ------------
SHORT TERM INVESTMENT (9.1%)
REPURCHASE AGREEMENT (9.1%)
Goldman Sachs 5.85% dated 11/30/95 due 12/01/95,
  proceeds $64,070,410 (collateralized by U.S.
  Treasury Notes, 4.375% - 7.750% due 2/29/96 -
  8/15/02 valued at $52,465,426 and U.S. Treasury         64,060,000    64,060,000
  Bonds, 8.750% - 12.750% due 11/15/10 - 5/15/20
  valued at $12,876,556).............................
                                                                      ------------

                                                                        64,060,000
TOTAL SHORT TERM INVESTMENT
(COST $64,060,000)...................................
                                                                      ------------
                                                                       719,131,881
TOTAL INVESTMENTS (101.8%) (COST $659,132,614).......
                                                                      (12,980,500)
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%)........
                                                                      ------------
                                                                      $706,151,381
NET ASSETS (100.0%)..................................
                                                                      ------------
                                                                      ------------

(a) Non-income producing security.

 *  Foreign Security.

 +  Less than 0.1%

(ADR) - Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a foreign holdings stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $659,132,614)                             $719,131,881
Receivable for Investments Sold                                         3,451,913
Dividends Receivable                                                      778,585
Interest Receivable                                                        36,994
Prepaid Expenses and Other Assets                                           7,628
Cash                                                                           20
                                                                     ------------
    Total Assets                                                      723,407,021
                                                                     ------------

LIABILITIES
Payable for Securities Purchased                                       15,903,208
Advisory Fee Payable                                                    1,233,644
Administration Fee Payable                                                  3,375
Fund Services Fee Payable                                                   2,866
Accrued Expenses                                                          112,547
                                                                     ------------
    Total Liabilities                                                  17,255,640
                                                                     ------------

NET ASSETS
Applicable to Investors' Beneficial Interests                        $706,151,381
                                                                     ------------
                                                                     ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
                                                                        $ 5,237,234
Dividend Income (Net of Withholding Tax of $29,223)
                                                                          1,430,143
Interest Income
                                                                        -----------
                                                                          6,667,377
    Investment Income

EXPENSES
Advisory Fee                                                $2,027,852
Financial and Fund Accounting Services Fee                      64,301
Fund Services Fee                                               27,539
Professional Fees                                               23,986
Administration Fee                                              19,884
Trustees' Fees and Expenses                                      7,631
Printing Fee                                                     6,017
Custodian Fees and Expenses                                      5,774
Insurance Fee                                                    4,024
Miscellaneous                                                    1,309
                                                            ----------
                                                                         (2,188,317)
    Total Expenses
                                                                        -----------

                                                                          4,479,060
NET INVESTMENT INCOME

                                                                         38,420,532
NET REALIZED GAIN ON INVESTMENTS

                                                                         54,248,739
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS
                                                                        -----------
                                                                        $97,148,331
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                        -----------
                                                                        -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 FOR THE SIX
                                                MONTHS ENDED       FOR THE FISCAL
                                              NOVEMBER 30, 1995      YEAR ENDED
                                                 (UNAUDITED)        MAY 31, 1995
                                              -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                         $   4,479,060       $   7,063,319
Net Realized Gain on Investments                 38,420,532          28,881,980
Net Change in Unrealized Appreciation of
 Investments                                     54,248,739          31,665,894
                                              -----------------   -----------------
Net Increase in Net Assets Resulting from
 Operations                                      97,148,331          67,611,193
                                              -----------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTEREST
Contributions                                    96,490,192         162,456,578
Withdrawals                                    (108,540,351)       (243,561,586)
                                              -----------------   -----------------
Net Decrease from Investors' Transactions       (12,050,159)        (81,105,008)
                                              -----------------   -----------------
Total Increase (Decrease) in Net Assets          85,098,172         (13,493,815)

NET ASSETS
Beginning of Period                             621,053,209         634,547,024
                                              -----------------   -----------------
End of Period                                 $ 706,151,381       $ 621,053,209
                                              -----------------   -----------------
                                              -----------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                 FOR THE SIX                             JULY 19, 1993
                                 MONTHS ENDED       FOR THE FISCAL     (COMMENCEMENT OF
                              NOVEMBER 30, 1995       YEAR ENDED      OPERATIONS) THROUGH
                                 (UNAUDITED)         MAY 31, 1995        MAY 31, 1994
                             --------------------   ---------------   -------------------
RATIOS TO AVERAGE NET
 ASSETS:
Expenses                                  0.65%(a)            0.71%               0.72%(a)
Net Investment Income                     1.33%(a)            1.21%               0.99%(a)
Portfolio Turnover                          42%                 75%                 97%+

------------------------
(a) Annualized.

 + Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Capital Appreciation Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $200,358,103 on that date from The Pierpont Capital Appreciation Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $29,458,073 was included in the contributed securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

    b)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    d)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------
      Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.60% of the Portfolio's average daily net assets. For the six months ended November 30, 1995, this fee amounted to $2,027,852.

    b)The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule:
      0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied to the daily net assets of the Portfolio. For the six months ended November 30, 1995, Signature's fee for these services amounted to $19,884.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to this agreement (the "Master Portfolios") and 0.01% on the aggregate average daily net assets of the Master Portfolios' in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the total net assets of the The Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated at 0.10% of the Portfolio's average daily net assets up to $200 million, 0.05% of the next $200 million of average daily net assets, and 0.03% of average daily net assets thereafter. For the three months ended August 31, 1995, the fee for these services amounted to $64,301. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios, in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate net assets and 0.03% of the aggregate net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that the Portfolio's net assets bear to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $27,539 for the six months ended November 30, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Cheif Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,500.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1995 were as follows:

  COST OF       PROCEEDS
 PURCHASES     FROM SALES
------------  ------------
$260,687,543  $267,183,455